Convertible Note (Details) - Schedule of Liability Component the Convertible Notes - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Principal outstanding [Member]
Schedule of Liability Component the Convertible Notes [Line Items]
Convertible Note 2021		$ 1,469,512
Convertible Note 2022	3,170,000	3,170,000
Convertible Notes - liability portion	3,170,000	4,639,512
Unamortized issuance cost [Member]
Schedule of Liability Component the Convertible Notes [Line Items]
Convertible Note 2021		(143,335)
Convertible Note 2022	(1,713,520)	(624,350)
Convertible Notes - liability portion	(1,713,520)	(767,685)
Net carrying value [Member]
Schedule of Liability Component the Convertible Notes [Line Items]
Convertible Note 2021		1,326,177
Convertible Note 2022	1,456,480	2,545,650
Convertible Notes - liability portion	$ 1,456,480	$ 3,871,827